VARIABLE INTEREST ENTITIES (Details) - Galaxy Digital Holdings, LP - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Variable Interest Entity [Line Items]
Unfunded Commitments	$ 66,500	$ 69,000	$ 61,000
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Fair Value of Investment	475,531	541,531	342,247
Unfunded Commitments	66,519	69,019	61,014
Maximum Exposure	542,050	610,550	403,261
Sponsored Investment Funds | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Fair Value of Investment	330,954	398,386
Unfunded Commitments	54,225	56,725
Maximum Exposure	385,179	455,111
Other VIE’s | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Fair Value of Investment	144,577	143,145	154,642
Unfunded Commitments	12,294	12,294	12,464
Maximum Exposure	$ 156,871	$ 155,439	$ 167,106